Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2018
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Fair Value and Fair Value Hierarchy of Financial Instruments
51	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	December 31, 2018		December 31, 2017
	Carrying amounts RMB million	Fair values RMB million	Carrying amounts RMB million	Fair values RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	1,247	1,247	—	—
Financial asset at fair value through profit and loss	96	96	—	—
Available-for-sale investments	—	—	693	693
Derivative financial assets	223	223	151	151
Deposits relating to aircraft held under operating leases included in other non-current assets	177	154	217	193

Total	1,743	1,720	1,061	1,037

Financial liabilities
Derivative financial liabilities	29	29	325	325
Long-term borrowings	25,867	25,875	24,711	23,812
Obligations under finance leases	68,063	64,521	57,627	57,352

Total	93,959	90,424	82,663	81,489

Management has assessed that the fair values of cash and cash equivalents, restricted bank deposits and short-term bank deposits, trade and notes receivables, trade and bills payables, financial assets included in prepayments and other receivables, financial liabilities included in other payables and accruals, short-term bank borrowings and short-term guaranteed bonds approximate to their carrying amounts largely due to the short-term maturities of these instruments.

The fair values of the deposits relating to aircraft held under operating leases included in other non-current assets, long-term borrowings and obligations under finance leases have been measured using significant observable inputs and calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities.

The Group enters into derivative financial instruments, including forward currency contracts and interest rate swaps with various counterparties, principally financial institutions with high credit ratings.

Derivative financial instruments are measured using valuation techniques similar to forward pricing and swap models, using present value calculations. The models incorporate various market observable inputs including the foreign exchange spot and forward rates and interest rate curves. As at December 31, 2018, the marked to market value of the derivative asset position is net of a credit valuation adjustment attributable to derivative counterparty default risk. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationship and other financial instruments recognized at fair value.

The fair values of listed equity investments are based on quoted market prices. The fair values of unlisted equity investments designated at fair value through other comprehensive income, which were previously classified as available-for-sale equity investments, have been estimated using a market-based valuation technique based on assumptions that are not supported by observable market prices or rates. The valuation requires the directors to determine comparable public companies (peers) based on industry, size, leverage and strategy, and calculates an appropriate price multiple, such as enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple and price to earnings (“P/E”) multiple, for each comparable company identified. The multiple is calculated by dividing the enterprise value of the comparable company by an earnings measure. The trading multiple is then discounted for considerations such as illiquidity and size differences between the comparable companies based on company-specific facts and circumstances. The discounted multiple is applied to the corresponding earnings measure of the unlisted equity investments to measure the fair value. The directors believe that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statement of financial position, and the related changes in fair values, which are recorded in other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting period.

Below is a summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2018 and 2017:

	Valuation	Significant		Sensitivity of fair
	technique	unobservable input	Range	value to the input
Unlisted equity investments	Valuation multiples	Discount for lack of marketability	2018: 19% to 41% (2017: 29% to 41%)	1% (2017: 1%) increase/decrease in multiple would result in increase/decrease in fair value by RMB11 million (2017: RMB15 million)

The discount for lack of marketability represents the amounts of premiums and discounts determined by the Group that market participants would take into account when pricing the investments.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets and liabilities measured at fair value:

As at December 31, 2018
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	510	—	737	1,247
Derivative financial assets
-Interest rate swaps	—	223	—	223
Financial asset at fair value through profit or loss	96	—	—	96

Total	606	223	737	1,566

Liabilities
Derivative financial liabilities
-Foreign currency contracts	—	29	—	29

Total	—	29	—	29

As at December 31, 2017
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Derivative financial assets
- Interest rate swaps	—	151	—	151
Available-for-sale investments	693	—	—	693

Total	693	151	—	844

Liabilities
Derivative financial liabilities
-Interest rate swaps	—	14	—	14
-Foreign exchange forward contract	—	311	—	311

Total	—	325	—	325

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities (2017: Nil).

Assets and liabilities for which fair values are disclosed:

As at December 31, 2018
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Deposits relating to aircraft held under operating leases included in other non-current assets	—	154	—	154

Liabilities
Long-term borrowings	2,861	23,014		25,875
Obligations under finance leases	—	64,521	—	64,521

	2,861	87,535	—	90,396

As at December 31, 2017
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Deposits relating to aircraft held under operating leases included in other non-current assets	—	193	—	193

Liabilities
Long-term bank borrowings	2,678	21,134	—	23,812
Obligations under finance leases	—	57,352	—	57,352

	2,678	78,486	—	81,164